Stock-Based Compensation (Details) - Schedule of Black Scholes Option Pricing Model	9 Months Ended
Sep. 30, 2023 $ / shares
Schedule Of Black Scholes Option Pricing Model Abstract
Exercise price (per share) (in Dollars per share)	$ 4.68
Expected term (years)	6 years
Volatility (annual)	72.00%
Risk-free rate	3.60%
Dividend yield (per share)	0.00%